Financial risk and capital management - Undiscounted contractual cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	$ 52,202	$ 55,150
Lease liabilities	3,835	3,901
Derivative financial liabilities	4,211	1,479
Year 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	20,172	18,841
Lease liabilities	1,325	1,183
Derivative financial liabilities	1,065	175
Year 2 and 3 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	6,292	6,684
Lease liabilities	1,421	1,262
Derivative financial liabilities	752	211
Year 4 and 5 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	5,785	6,140
Lease liabilities	504	656
Derivative financial liabilities	486	318
Year 6 to 10 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	8,749	10,636
Lease liabilities	465	642
Derivative financial liabilities	1,202	588
After 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	11,204	12,849
Lease liabilities	120	158
Derivative financial liabilities	$ 706	$ 187